Other Information (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Details of standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves
Future cash flows	$ 2,409,249	$ 709,788	$ 262,758
Future production costs	(765,048)	(253,544)	(93,078)
Future development costs	(330,007)	(77,216)	(33,245)
Future income tax expense	(253,721)	(88,233)	(30,858)
Future net cash flows	1,060,473	290,795	105,577
10% annual discount for estimated timing of cash flows	(586,077)	(162,836)	(58,189)
Standardized measure of discounted future net cash flows	$ 474,396	$ 127,959	$ 47,388